SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investment at cost (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2024	Jun. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments	¥ 46,394	¥ 44,525